Shareholder Report, Holdings (Details) - C000014303	Oct. 31, 2024
FR_594918104
Holdings [Line Items]
Percent of Total Investments	11.00%
FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.50%
FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.30%
FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.10%
FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.60%
FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.50%
FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.20%
FR_92826C839
Holdings [Line Items]
Percent of Total Investments	4.10%
FR_79466L302
Holdings [Line Items]
Percent of Total Investments	2.90%
FR_380237107
Holdings [Line Items]
Percent of Total Investments	2.70%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.20%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	41.70%